Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of of quantitative information about right-of-use assets
The consolidated statement of financial position shows the following amounts relating to leases:

(in €‘000)	December 31, 2023	December 31, 2022
Right-of-use assets
Office buildings	11,956	11,684
Cars	1,075	646
Software	10,542	14,613
Land permits	52,799	20,366
Other	440	508
Total	76,812	47,817

(in €‘000)	December 31, 2023	December 31, 2022
Lease liabilities
Current
Office buildings	1,382	1,066
Cars	403	553
Software	4,392	4,406
Land permits	5,684	1,191
Other	66	64
Total	11,927	7,280
Non-current
Office buildings	11,191	11,105
Cars	694	108
Software	7,280	12,181
Land permits	52,002	20,188
Other	396	462
Total	71,563	44,044
The consolidated statement of profit or loss shows the following amounts relating to leases:

(in €‘000)	2023	2022	2021
Depreciation expenses right-of-use assets
Office buildings	1,351	1,114	893
Cars	573	581	653
Software	4,071	4,062	1,633
Land permits	2,474	885	141
Other	68	68	88
Total	8,537	6,710	3,408
Interest expenses on lease liabilities (included in finance costs)
Office buildings	422	281	216
Cars	42	17	25
Software	448	565	266
Land permits	2,751	898	2
Other	15	16	18
Total	3,678	1,777	527
The total cash outflows for leases were as follows:

(in €‘000)	2023	2022	2021
Office buildings	1,649	1,267	1,031
Cars	612	602	675
Software	4,624	4,404	1,774
Land permits	1,410	657	94
Other	78	78	168
Total	8,373	7,008	3,742

Summary of future minimum rentals receivable under non-cancellable sublease
Future minimum rentals receivable under non-cancellable sublease rental agreements classified as operating leases as at each reporting date, are as follows:

(in €‘000)	December 31, 2023	December 31, 2022
Within one year	—	200
After one year but not more than five years	—	—
More than five years	—	—
Total	—	200